UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21046

VAN ECK FUNDS, INC.
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds, Inc.
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Van Eck Funds, Inc. - Mid Cap Value Fund
Schedule of Portfolio Investments
March 31, 2007 (unaudited)
Number
of Shares		Value

COMMON STOCKS: 99.0%
Basic Materials: 7.7%
3,645	Celanese Corp.	$112,412
3,639	Lyondell Chemical Co.	109,061
6,187	Plum Creek Timber Co., Inc.	243,892
387	PPG Industries, Inc.	27,210
2,997	Sherwin-Williams Co.	197,922
6,521	Steel Dynamics, Inc.	281,707
4,020	United States Steel Corp.	398,663
		1,370,867
Communications: 3.6%
4,085	CenturyTel, Inc.	184,601
6,112	Expedia, Inc. *	141,676
4,778	IAC/InterActiveCorp. *	180,178
13,930	Qwest Communications International, Inc. *	125,231
149	VeriSign Inc. *	3,743
		635,429
Consumer Cyclical: 11.7%
4,491	Autoliv, Inc.	256,481
8,776	Autonation, Inc. *	186,402
7,488	Circuit City Stores, Inc.	138,753
6,731	Dillards's Inc.	220,306
4,189	Dollar Tree Stores, Inc. *	160,187
3,821	Genuine Parts, Co.	187,229
1,466	Hasbro, Inc.	41,957
5,332	Jones Apparel Group, Inc.	163,852
1,344	KB Home	57,349
11,442	Mattel, Inc.	315,456
545	OfficeMax, Inc.	28,743
679	Paccar Inc.	49,839
3,252	Sabre Holdings Corp.	106,503
32	UAL Corp. *	1,221
2,209	W.W. Grainger, Inc.	170,623
		2,084,901
Consumer Non-Cyclical: 9.0%
8,143	Alberto-Culver Co.	186,312
4,110	AmerisourceBergen Corp.	216,803
4,775	Convergys Corp. *	121,333
13,596	Health Management Associates, Inc.	147,789
9,715	King Pharmaceuticals, Inc. *	191,094
8,432	Kroger Co.	238,204
2,711	Pepsi Bottling Group, Inc.	86,454
7,806	PepsiAmericas, Inc.	174,230
1,655	Safeway, Inc.	60,639
3,233	UST, Inc.	187,449
		1,610,307
Energy: 4.9%
5,144	Frontier Oil Corp	167,900
4,945	Hess Corp.	274,299
2,771	Sunoco, Inc.	195,189
2,364	Tesoro Corp.	237,417
		874,805
Finance: 25.2%
4,499	A.G. Edwards, Inc.	311,241
113	AMBAC Financial Group, Inc.	9,762
5,817	AmeriCredit Corp. *	132,977
4,987	Assurant, Inc.	267,453
1,938	Cigna Corp.	276,475
4,348	Cincinnati Financial Corp.	184,355
3,035	CIT Group, Inc.	160,612
960	Commerce Bancshares, Inc.	46,378
380	First Citizens BanCorporation, Inc.	76,380
10,972	Huntington Bancshares, Inc.	239,738
738	iStar Financial	34,561
7,637	KeyCorp	286,158
1,111	Liberty Property Trust	54,128
2,256	M & T Bank Corp.	261,313
3,710	MGIC Investment Corp.	218,593
3,522	Northern Trust Corp.	211,813
5,552	PMI Group, Inc.	251,062
4,880	ProLogis	316,858
4,032	Radian Group, Inc.	221,276
2,413	Rayonier, Inc.	103,759
2,896	Safeco Corp. *	192,381
3,991	TCF Financial Corp.	105,203
1,911	Transatlantic Holdings, Inc.	124,444
3,119	UnionBanCal Corp.	197,807
5,978	WR Berkley Corp.	197,991
		4,482,718
Industrial: 8.2%
5,400	Avnet, Inc. *	195,156
1,218	Black & Decker Corp.	99,413
6,290	CSX Corp.	95,608
1,236	Cummins, Inc.	178,874
3,238	Eaton Corp.	270,567
338	Energizer Holdings, Inc. *	28,842
2,293	Leggett & Platt, Inc.	51,982
5,013	Lennox International, Inc.	178,964
2,484	Parker-Hannifin Corp.	214,394
1,203	Stanley Works	66,598
84	Terex Corp. *	6,028
98	Vishay Intertechnology, Inc. *	1,370
1,754	YRC Worldwide Inc. *	70,546
		1,458,342
Real Estate: 5.2%
632	Essex Property Trust, Inc.	81,831
4,754	Hospitality Properties Trust	222,487
15,682	HRPT Properties Trust	192,889
4,109	Mack-Cali Realty Corp.	195,712
4,174	New Plan Excel Realty Trust	137,867
1828	Weingarten Realty Investors	86,940
		917,726
Technology: 5.2%
7,314	Compuware Corp. *	69,410
4,670	Fair Isaac Corp.	180,636
5,514	IMS Health, Inc.	163,545
3,121	Lexmark International, Inc. *	182,454
3,065	Novellus Systems, Inc. *	98,141
14,334	Xerox Corp. *	242,101
		936,287
Utilities: 18.3%
4,972	Alliant Energy Corp.	222,845
7,665	American Electric Power Co., Inc.	373,669
7,161	CenterPoint Energy, Inc.	128,468
7,968	Edison International	391,468
4,544	Energen Corp.	231,244
4,429	Entergy Corp.	464,691
4,695	KeySpan Corp.	193,199
6,781	Mirant Corp. *	274,359
858	NRG Energy, Inc. *	61,810
4,941	OGE Energy Corp.	191,711
8,042	PG&E Corp.	388,187
5,506	Sempra Energy	335,921
		3,257,572

Total Investments: 99.0% (Cost: $15,368,476)		17,628,954

Other assets less liabilities: 1.0%		183,918

NET ASSETS: 100.0%		$17,812,872

* Non-income producing

The aggregate cost of investments owned for Federal income tax purposes is $15,430,759, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation
Gross Unrealized Depreciation		$ 2,387,540
Net Unrealized Appreciation		$ (189,345)
		$ 2,198,195

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Directors. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds, Inc.

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds, Inc.

Date: May 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.

Date: May 29, 2007